Discontinued Operations (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of wholly owned subsidiary	$ 21,000,000	$ 343,000,000
Pretax loss		(38,000,000)
After tax loss	$ (455,000)	$ (35,013,000)	[1]	$ 0

[1]	During 2011, management changed the definition of total segment profits before tax to exclude the amortization of low-income housing interests, which management views as a tax expense. Accordingly, the 2010 total segment profits before tax and applicable tax amount have been updated for comparison purposes.